Notes Related to the Consolidated Statement of Income (Loss) (Tables)	6 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of Detailed Information of Operating Income

Operating income

The Company does not generate any revenue from the sale of its products considering its stage of development.

(amounts in €‘000)	06/30/2018	06/30/2019
Research Tax Credit	2,247	2,016
Other income	18	950

Total	2,265	2,965

Summary of Breakdown of Plan

Breakdown of expenses per half-year

Plan name	Amount in P&L in euros thousands as of June 30, 2018	of which employees	of which executives	of which directors
Grant in October 2016	129	60	68	—
Grant in January 2017	16	—	16	—
Grant in June 2017	340	156	184	—
Grant in October 2017	57	57	—	—
Grant in January 2018	262	147	114	—

TOTAL AGA	803	421	382	—

Grant in October 2016	41	—	—	41
Grant in January 2017	8	—	—	8
Grant in June 2017	126	—	—	126
Grant in January 2018	86	—	—	86

TOTAL BSA	262	—	—	262

Grant in October 2016	44	22	22	—
Grant in January 2017	3	3	—	—
Grant in June 2017	68	48	20	—
Grant in October 2017	46	46	—	—
Grant in January 2018	154	90	64	—

TOTAL SO	315	209	106	—

Total IFRS 2 expenses	1,380	629	489	262

Plan name	Amount in P&L in euros thousands as of June 30, 2019	of which employees	of which executives	of which directors
Grant in October 2016	33	9	24	—
Grant in January 2017	6	—	6	—
Grant in June 2017	117	42	75	—
Grant in October 2017	23	23	—	—
Grant in January 2018	155	66	89	—
Grant in January 2019	23	23	—	—
Grant in April 2019	28	17	11	—

TOTAL AGA	385	180	205	—

Grant in October 2016	16	—	—	16
Grant in January 2017	3	—	—	3
Grant in June 2017	51	—	—	51
Grant in January 2018	44	—	—	44
Grant in April 2019	—	—	—	—

TOTAL BSA	114	—	—	114

Grant in October 2016	8	2	6	—
Grant in January 2017	0	0	—	—
Grant in June 2017	56	36	20	—
Grant in October 2017	27	27	—	—
Grant in January 2018	129	62	67	—
Grant in September 2018	(11)	—	(11)	—
Grant in January 2019	21	21	—	—
Grant in April 2019	21	9	12	—

TOTAL SO	250	157	93	—

Total IFRS 2 expenses	749	337	298	114

Summary of Outstanding Instruments

Summary of outstanding instruments

Number of outstanding warrants (BSA) and founder’s warrants (BSPCE) with a ratio of 1 option = 10 shares	Number of BSA and BSPCE	Weighted- average exercise price
Outstanding at December 31, 2018	40,804	€97.34

Exercisable at December 31, 2018	40,804	€97.34

Granted	—	€—
Forfeited	—	€—
Exercised	—	€—

Outstanding at June 30, 2019	40,804	€97.34

Exercisable at June 30, 2019	40,804	€97.34

Number of outstanding stock-options and warrants (BSA) with a ratio of 1 option = 1 share	Number of stock-options and BSA	Weighted- average exercise price
Outstanding at December 31, 2018	340,063	€19.87

Exercisable at December 31, 2018	88,999	€19.88

Granted	140,928	€6.91
Forfeited	(24,195)	€9.24
Exercised	—	€—

Outstanding at June 30, 2019	456,796	€16.25

Exercisable at June 30, 2019	129,066	€22.02

Summary of Number of Outstanding Free Shares

Number of oustanding free shares
Outstanding at December 31, 2018	342,020

Granted	130,350
Forfeited	(26,553)
Acquired	—

Outstanding at June 30, 2019	445,817

Summary of Depreciation, Amortization and Provisions

Depreciation, amortization and provisions

(amounts in €‘000)	06/30/2018	06/30/2019
Amortization of intangible assets	20	8
Depreciation of property, plant and equipment	438	503
Depreciation of the right of use	—	584

Total amortization and depreciation	458	1,095
Provision	—	50

Total amortization, depreciation & provisions	458	1,145

Summary of Financial income (loss)

Financial income (loss)

(amounts in €‘000)	06/30/2018	06/30/2019
Income from short term deposits	79	2
Other financial income	2,887	1,263

Financial income	2,966	1,265
Financial expenses on lease liability	(3)	(158)
Interest expense related to borrowings	(3)	(123)
Other financial expenses	(36)	(24)

Financial expenses	(42)	(305)

Financial income (loss)	2,924	960

Summary of Basic Earnings per Share and Diluted Earnings (Loss) per Share

Basic earnings per share and diluted earnings (loss) per share

	06/30/2018	06/30/2019
Net loss (in thousand of euros)	(18,970)	(29,286)
Weighted number of shares for the period	17,937,426	17,937,535

Basic loss per share (€/share)	(1.06)	(1.63)

Diluted loss per share (€/share)	(1.06)	(1.63)

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).

Research and development expenses [member]
Statement [LineItems]
Summary of Operating Expense by Nature

Research and development expenses

For the six months ended June 30, 2018 (amounts in €‘000)	R&D	Clinical studies	Total
Consumables	446	256	702
Rental and maintenance	160	263	423
Services, subcontracting and fees	2,502	7,424	9,926
Personnel expenses	1,546	3,979	5,525
Depreciation, amortization & provision	30	88	118
Other	21	37	58

Total	4,705	12,047	16,752

For the six months ended June 30, 2019 (amounts in €‘000)	R&D	Clinical studies	Total
Consumables	786	3,368	4,154
Rental and maintenance	107	222	329
Services, subcontracting and fees	1,610	9,002	10,611
Personnel expenses	1,623	5,657	7,280
Depreciation, amortization & provision	62	228	290
Other	30	24	54

Total	4,218	18,500	22,718

Summary of Personal Expenses

Research and development expenses

Research and development expenses For the six months ended June 30, 2018 (amounts in €‘000)	R&D	Clinical studies	Total
Wages and salaries	970	2,686	3,655
Share-based payments (employees and executives)	192	452	644
Social security expenses	384	842	1,226

Total personnel expenses	1,546	3,979	5,525

Research and development expenses For the six months ended June 30, 2019 (amounts in €‘000)	R&D	Clinical studies	Total
Wages and salaries	1,077	4,139	5,216
Share-based payments (employees and executives)	116	257	374
Social security expenses	430	1,260	1,690

Total personnel expenses	1,623	5,657	7,280

General and administrative expenses [member]
Statement [LineItems]
Summary of Operating Expense by Nature

General and administrative expenses

General and administrative expenses (amounts in €‘000)	06/30/2018	06/30/2019
Consumables	70	303
Rental and maintenance	437	743
Services, subcontracting and fees	2,753	4,947
Personnel expenses	3,083	3,333
Depreciation and amortization	340	855
Other	710	312

Total	7,393	10,493

Summary of Personal Expenses

General and administrative expenses

General and administrative expenses (amounts in €‘000)	06/30/2018	06/30/2019
Wages and salaries	1,725	2,332
Share-based payments (employees and executives)	474	262
Social security expenses	883	739

Total personnel expenses	3,083	3,333

BSA plan [member]
Statement [LineItems]
Summary of Subscription Warrants

The main assumptions used to determine the fair value of the plans granted during the first half of 2019 are:

Grant in April 2019
Number of warrants	25 998 BSA2018
Exercise price	€6.82
Price of the underlying share	€7.20
Expected dividends	0.00%
Volatility (1)	38.91%
T1 : 3 years
Expected term	T2 : 3,5 years
T3 : 4 years
Fair value of the plan (in thousand of euros) (2)	56

(1)	based on the historical volatility observed on the ERYP index on Euronext.
(2)	BSA granted in April 2019 were granted at fair value (€2.15). Therefore, no expense was recognized under IFRS 2.

SO plan [member]
Statement [LineItems]
Summary of Subscription Warrants

The main assumptions used to determine the fair value of the plans granted during the first half of 2019 are:

	Grant in January 2019	Grant in April 2019
Number of options	38,025 SO2018	76,905 SO2018
Exercise price	€6.38	€7.20
Price of the underlying share	€6.38	€7.20
Expected dividends	0.00%	0.00%
Volatility (1)	41.88%	41.65%
	T1 : 6 years	T1 : 6 years
Expected term	T2 : 6,5 years	T2 : 6,5 years
Fair value of the plan (in thousand of euros)	97	217

(1)	based on the historical volatility observed on the ERYP index on Euronext.

AGA plan [member]
Statement [LineItems]
Summary of Subscription Warrants

The main assumptions used to determine the fair value of the plans granted during the first half of 2019 are:

	Grant in January 2019	Grant in April 2019
Number of shares	36,150 AGA2018	94,200 AGA2018
Price of the underlying share	€6.38	€7.20
Expected dividends	0.00%	0.00%
Volatility (1)	38.22%	36.32%
Repo margin	5.00%	5.00%
Maturity	3 years	3 years
Performance criteria	(2)	(2)
Fair value of the plan (in thousand of euros)	102	269

(1)	based on the historical volatility observed on the ERYP index on Euronext.
(2)	performance criteria: progression of the quoted market share price between the grant date and the tranche acquisition date